COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Commitments	Aggregate minimum rental commitments under non-cancelable leases at June 30, 2017, were as follows:
Year ended December 31,

2017	2,645
2018	4,776
2019	4,094
2020	774
2021 and thereafter	181
12,470